Other income (expense) (Tables)	12 Months Ended
Mar. 31, 2016
Other Income (Expense)

Other income (expense) included in “Other, net” in the consolidated statements of income for the fiscal years ended March 31, 2014, 2015 and 2016 comprised the following:

	Millions of yen
	2014	2015	2016
Net realized gains (losses) on dispositions of investments in affiliates	¥1,888	¥(46)	¥148
Net realized gains (losses) on dispositions of marketable securities and other investments	1,802	(125)	5,825
Other-than-temporary impairment loss on marketable securities and other investments	(3,055)	(902)	(636)
Loss on sale of a subsidiary	—	—	(13,117)
Foreign exchange gains (losses), net	4,409	(409)	(3,627)
Dividends income	3,999	3,675	4,213
Penalties and compensation for damages	1,840	1,460	1,105
Bad debt expenses	(35)	(1)	(0)
Other, net	2,533	674	611

Total	¥13,381	¥4,326	¥(5,478)